CONSOLIDATED STATEMENT OF CASH FLOWS	12 Months Ended
Dec. 31, 2021 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (1,954,091)
Adjustments to reconcile net loss to net cash provided by operating activities:
Interest earned on marketable securities held in Trust Account	(6,802)
Change in fair value of over-allotment option liability	61,353
Fair value of forfeited over-allotment option	(17,445)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(570,528)
Accrued expenses	1,306,281
Net cash used in operating activities	(1,181,232)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(231,499,860)
Net cash used in investing activities	(231,499,860)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	25,000
Proceeds from sale of Units, net of underwriting discounts paid	223,517,106
Proceeds from sale of Private Placements Warrants	9,982,754
Proceeds from promissory note – related party	174,060
Repayment of promissory note – related party	(174,060)
Payment of offering costs	(555,660)
Net cash provided by financing activities	232,969,200
Net Change in Cash	288,108
Cash – Beginning of period	0
Cash – End of period	288,108
Non-Cash investing and financing activities:
Initial value of over-allotment option liability	211,034
Elimination of over-allotment option liability	(254,942)
Adjustment of carrying value to initial redemption value	28,232,249
Deferred underwriting fee payable	7,982,754
Forfeiture of Founder Shares	$ (5)